Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of Deposits

Deposits consist of the following (in thousands):

	December 31,
	2013	2012
Demand, non-interest bearing	$74,611	$71,318
NOW and Money Market	89,867	90,349
Savings	60,761	56,382
Time deposits, $100,000 or more	30,995	33,007
Other time deposits	123,411	135,695
	$379,645	$386,751

Schedule of Maturities of Time Deposits

Aggregate amount of scheduled maturities of time deposits as of December 31, 2013 include the following (in thousands):

	Time Deposits
Maturing in:	$100,000 or more	Other	Total Time Deposits
2014	$14,526	$55,671	$70,197
2015	10,222	35,221	45,443
2016	2,456	13,886	16,342
2017	1,375	6,914	8,289
2018	1,329	7,426	8,755
Later	1,087	4,293	5,380
	$30,995	$123,411	$154,406